T. ROWE PRICE Blue Chip Growth Fund
March 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 97.5%
COMMUNICATION SERVICES 15.1%
Entertainment 1.8%
Netflix (1) 1,598,717 970,949
Sea, ADR (1) 2,323,467 124,793
1,095,742
Interactive Media & Services 12.4%
Alphabet, Class A (1) 5,462,248 824,417
Alphabet, Class C (1) 24,355,577 3,708,380
Meta Platforms, Class A  6,127,509 2,975,396
7,508,193
Wireless Telecommunication Services 0.9%
T-Mobile U.S.  3,300,912 538,775
538,775
Total Communication Services 9,142,710
CONSUMER DISCRETIONARY 14.1%
Automobiles 1.5%
Tesla (1) 5,067,716 890,854
890,854
Broadline Retail 8.4%
Amazon.com (1) 28,084,852 5,065,945
5,065,945
Hotels, Restaurants & Leisure 2.2%
Booking Holdings  139,000 504,275
Chipotle Mexican Grill (1) 216,691 629,871
DoorDash, Class A (1) 1,403,198 193,249
1,327,395
Specialty Retail 1.5%
Carvana (1)(2) 3,306,874 290,707
Ross Stores  2,405,231 352,992
TJX  2,516,610 255,234
898,933
Textiles, Apparel & Luxury Goods 0.5%
Lululemon Athletica (1) 471,014 184,002
NIKE, Class B  1,308,279 122,952
306,954
Total Consumer Discretionary 8,490,081

T. ROWE PRICE Blue Chip Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES 1.3%
Consumer Staples Distribution & Retail 0.6%
Dollar General  2,454,012 382,973
382,973
Food Products 0.2%
Mondelez International, Class A  2,019,595 141,372
141,372
Household Products 0.5%
Colgate-Palmolive  1,639,396 147,628
Procter & Gamble  825,148 133,880
281,508
Total Consumer Staples 805,853
ENERGY 0.3%
Energy Equipment & Services 0.3%
Schlumberger  3,787,354 207,585
Total Energy 207,585
FINANCIALS 9.3%
Capital Markets 1.6%
Charles Schwab  2,844,610 205,779
Goldman Sachs Group  367,405 153,461
Morgan Stanley  2,659,132 250,384
MSCI  102,655 57,533
S&P Global  642,768 273,466
940,623
Financial Services 6.1%
Adyen (EUR) (1) 94,092 158,934
ANT Group, Acquisition Date: 8/14/23, Cost $37,936 (1)(3)(4) 37,935,948 38,262
Fiserv (1) 872,649 139,467
Mastercard, Class A  3,207,772 1,544,767
Visa, Class A  6,524,096 1,820,745
3,702,175
Insurance 1.6%
Chubb  2,365,901 613,076
Marsh & McLennan  1,695,263 349,190
962,266
Total Financials 5,605,064
HEALTH CARE 11.7%
Health Care Equipment & Supplies 2.3%
Align Technology (1) 121,990 40,003
Intuitive Surgical (1) 2,317,012 924,696
Stryker  990,247 354,380

T. ROWE PRICE Blue Chip Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Teleflex  289,271 65,424
1,384,503
Health Care Providers & Services 3.4%
Elevance Health  468,802 243,093
Humana  695,140 241,019
UnitedHealth Group  3,219,348 1,592,611
2,076,723
Health Care Technology 0.2%
Veeva Systems, Class A (1) 591,952 137,149
137,149
Life Sciences Tools & Services 1.7%
Danaher  1,401,490 349,980
Thermo Fisher Scientific  1,165,789 677,568
1,027,548
Pharmaceuticals 4.1%
AstraZeneca, ADR  1,840,138 124,669
Eli Lilly  2,661,409 2,070,470
Zoetis  1,544,581 261,359
2,456,498
Total Health Care 7,082,421
INDUSTRIALS & BUSINESS SERVICES 2.3%
Aerospace & Defense 0.3%
TransDigm Group  134,740 165,946
165,946
Commercial Services & Supplies 0.3%
Cintas  171,556 117,864
Veralto  488,469 43,308
161,172
Ground Transportation 0.4%
Old Dominion Freight Line  989,794 217,072
217,072
Industrial Conglomerates 1.3%
General Electric  2,153,950 378,083
Roper Technologies  712,499 399,598
777,681
Total Industrials & Business Services 1,321,871
INFORMATION TECHNOLOGY 41.8%
Electronic Equipment, Instruments & Components 0.3%
TE Connectivity  1,236,873 179,643
179,643

T. ROWE PRICE Blue Chip Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
IT Services 1.2%
MongoDB (1) 737,656 264,553
Shopify, Class A (1) 4,373,660 337,515
Snowflake, Class A (1) 595,526 96,237
698,305
Semiconductors & Semiconductor Equipment 13.1%
Advanced Micro Devices (1) 2,469,962 445,804
ASML Holding  798,954 775,361
Lam Research  111,398 108,231
Monolithic Power Systems  492,847 333,864
NVIDIA  6,590,897 5,955,271
Taiwan Semiconductor Manufacturing, ADR  1,705,486 232,031
Texas Instruments  502,714 87,578
7,938,140
Software 19.5%
Atlassian, Class A (1) 835,160 162,948
BILL Holdings (1) 1,396,883 95,994
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $99,124 (1)(3)
(4) 58,155 62,032
Confluent, Class A (1) 2,577,824 78,675
Crowdstrike Holdings, Class A (1) 463,322 148,536
Datadog, Class A (1) 890,965 110,123
Fortinet (1) 638,638 43,625
Gusto, Acquisition Date: 10/4/21, Cost $32,574 (1)(3)(4) 1,131,497 17,403
Intuit  998,408 648,965
Microsoft  19,784,079 8,323,558
ServiceNow (1) 1,796,982 1,370,019
Synopsys (1) 1,236,576 706,703
11,768,581
Technology Hardware, Storage & Peripherals 7.7%
Apple  26,961,761 4,623,403
4,623,403
Total Information Technology 25,208,072
MATERIALS 0.9%
Chemicals 0.9%
Linde  601,777 279,417
Sherwin-Williams  779,597 270,777
Total Materials 550,194

T. ROWE PRICE Blue Chip Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
UTILITIES 0.7%
Electric Utilities 0.7%
Constellation Energy  2,378,792 439,720
Total Utilities 439,720
Total Common Stocks (Cost $16,093,413) 58,853,571
CONVERTIBLE PREFERRED STOCKS 0.3%
INFORMATION TECHNOLOGY 0.3%
Software 0.3%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $6,254 (1)(3)(4) 3,669 3,914
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $699 (1)(3)(4) 410 437
Canva, Series A-4, Acquisition Date: 11/4/21 - 12/17/21,
Cost $77 (1)(3)(4) 45 48
Canva, Series A-5, Acquisition Date: 11/4/21, Cost $14 (1)(3)(4) 8 8
Databricks, Series G, Acquisition Date: 2/1/21, Cost $31,087 (1)
(3)(4) 525,810 38,647
Databricks, Series H, Acquisition Date: 8/31/21, Cost $93,418 (1)
(3)(4) 1,271,268 93,438
Databricks, Series I, Acquisition Date: 9/14/23, Cost $10,422 (1)
(3)(4) 141,790 10,422
Gusto, Series E, Acquisition Date: 7/13/21, Cost $46,365 (1)(3)(4) 1,525,418 23,461
Total Information Technology 170,375
Total Convertible Preferred Stocks (Cost $188,336) 170,375
CORPORATE BONDS 0.2%
Carvana, 12.00%, 12/1/28, (12.00% PIK) (5)(6) 35,237,468 34,444
Carvana, 13.00%, 6/1/30, (13.00% PIK) (5)(6) 53,085,040 51,891
Carvana, 14.00%, 6/1/31, (14.00% PIK) (5)(6) 63,087,341 63,403
Total Corporate Bonds (Cost $132,997) 149,738
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 5.39% (7)(8) 191,028,923 191,029
Total Short-Term Investments (Cost $191,029) 191,029

T. ROWE PRICE Blue Chip Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 5.39% (7)(8) 765,675 766
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 766
Total Securities Lending Collateral (Cost $766) 766
Total Investments in Securities 98.3%
(Cost $16,606,541) $ 59,365,479
Other Assets Less Liabilities 1.7% 1,023,193
Net Assets 100.0% $ 60,388,672
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2024.
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$288,072 and represents 0.5% of net assets.
(5) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$149,738 and represents 0.2% of net assets.
(6) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(7) Seven-day yield
(8) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
PIK Payment-in-kind

T. ROWE PRICE Blue Chip Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ — $ — $ 2,008++
Totals $ —# $ — $ 2,008+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
03/31/24
T. Rowe Price Government
Reserve Fund, 5.39% $ 740,732  ¤  ¤ $ 191,795
Total $ 191,795^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2,008 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $191,795.

T. ROWE PRICE Blue Chip Growth Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Blue Chip Growth Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Blue Chip Growth Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing

T. ROWE PRICE Blue Chip Growth Fund

services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Blue Chip Growth Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 58,576,940 $ 158,934 $ 117,697 $ 58,853,571
Convertible Preferred Stocks — — 170,375 170,375
Corporate Bonds — 149,738 — 149,738
Short-Term Investments 191,029 — — 191,029
Securities Lending Collateral 766 — — 766
Total $ 58,768,735 $ 308,672 $ 288,072 $ 59,365,479

T. ROWE PRICE Blue Chip Growth Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F93-054Q1 03/24